RECEIVABLES, PREPAID EXPENSES, AND LEASE RECEIVABLE - Disclosure of lease receivable (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 04, 2023
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Lease receivable	$ 164,338	$ 0	$ 208,701
Principal payments	$ 44,363	$ 0